SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 11,649	$ 9,406	$ 7,540
Cost of goods [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	3,084	3,920	2,214
Research and development, net [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	2,555	2,119	1,905
Marketing, general and administrative [Member]
The effect of stock- based compensation on the Statement of Operations is as follow:
Total stock-based compensation expense	$ 6,010	$ 3,367	$ 3,421